CGS-Q3

Quarterly Report
September 30, 2025
MFS®  Blended Research®
Core Equity Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.2%
Curtiss-Wright Corp.	2,155	$1,170,036
General Electric Co.	17,385	5,229,755
Leidos Holdings, Inc.	13,054	2,466,684
		$8,866,475
Automotive – 1.2%
Aptiv PLC (a)	17,325	$1,493,761
Tesla, Inc. (a)	7,898	3,512,399
		$5,006,160
Broadcasting – 2.7%
Netflix, Inc. (a)	4,938	$5,920,267
Spotify Technology S.A. (a)	7,108	4,961,384
		$10,881,651
Brokerage & Asset Managers – 1.7%
Citigroup, Inc.	61,639	$6,256,358
Raymond James Financial, Inc.	2,490	429,774
		$6,686,132
Business Services – 1.7%
Dropbox, Inc. (a)	58,297	$1,761,152
GoDaddy, Inc. (a)	6,544	895,416
Verisk Analytics, Inc., “A”	16,279	4,094,331
		$6,750,899
Chemicals – 0.3%
Eastman Chemical Co.	16,430	$1,035,912
Computer Software – 10.4%
Guidewire Software, Inc. (a)	7,980	$1,834,283
Microsoft Corp.	50,798	26,310,824
Okta, Inc. (a)	35,710	3,274,607
Palantir Technologies, Inc. (a)	3,511	640,476
Salesforce, Inc.	19,371	4,590,927
ServiceNow, Inc. (a)	3,754	3,454,731
VeriSign, Inc.	1,433	400,624
Zoom Communications, Inc. (a)	21,420	1,767,150
		$42,273,622
Computer Software - Systems – 7.7%
Apple, Inc.	100,680	$25,636,148
Arista Networks, Inc. (a)	37,170	5,416,041
		$31,052,189
Construction – 0.6%
Builders FirstSource, Inc. (a)	2,759	$334,529
CRH PLC	12,090	1,449,591
Mohawk Industries, Inc. (a)	3,925	506,011
		$2,290,131
Consumer Products – 1.3%
Colgate-Palmolive Co.	30,797	$2,461,912
Kimberly-Clark Corp.	23,303	2,897,495
		$5,359,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Booking Holdings, Inc.	771	$4,162,837
Electrical Equipment – 0.8%
Amphenol Corp., “A”	8,308	$1,028,115
Eaton Corp. PLC	6,110	2,286,667
		$3,314,782
Electronics – 13.6%
Broadcom, Inc.	26,139	$8,623,518
KLA Corp.	2,454	2,646,884
Lam Research Corp.	61,342	8,213,694
NVIDIA Corp.	191,686	35,764,774
		$55,248,870
Energy - Independent – 1.7%
ConocoPhillips	4,414	$417,520
EOG Resources, Inc.	20,870	2,339,944
Phillips 66	29,687	4,038,026
		$6,795,490
Energy - Integrated – 0.1%
Exxon Mobil Corp.	2,676	$301,719
Energy - Renewables – 0.5%
GE Vernova, Inc.	3,385	$2,081,437
Food & Beverages – 0.8%
General Mills, Inc.	14,959	$754,233
Ingredion, Inc.	3,657	446,556
Mondelez International, Inc.	20,986	1,310,995
Monster Worldwide, Inc. (a)	7,472	502,940
PepsiCo, Inc.	1,967	276,246
		$3,290,970
Gaming & Lodging – 0.3%
Viking Holdings Ltd. (a)	20,509	$1,274,839
General Merchandise – 0.6%
Dollar General Corp.	23,618	$2,440,920
Health Maintenance Organizations – 1.5%
Cigna Group	17,665	$5,091,936
Humana, Inc.	3,856	1,003,216
		$6,095,152
Insurance – 4.1%
Ameriprise Financial, Inc.	10,793	$5,302,061
Berkshire Hathaway, Inc., “B” (a)	5,110	2,569,002
Chubb Ltd.	2,689	758,970
Corebridge Financial, Inc.	42,086	1,348,856
Equitable Holdings, Inc.	69,089	3,508,340
Everest Group Ltd.	945	330,967
Hartford Insurance Group, Inc.	14,161	1,888,936
Principal Financial Group, Inc.	8,502	704,901
		$16,412,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 7.2%
Alphabet, Inc., “A”	32,957	$8,011,846
Alphabet, Inc., “C”	23,698	5,771,648
Meta Platforms, Inc., “A”	20,960	15,392,605
		$29,176,099
Leisure & Toys – 0.2%
Roblox Corp., “A” (a)	7,180	$994,574
Machinery & Tools – 3.0%
AGCO Corp.	15,326	$1,640,955
Caterpillar, Inc.	1,728	824,515
CNH Industrial N.V.	135,038	1,465,162
Deere & Co.	6,263	2,863,819
Trane Technologies PLC	1,110	468,376
Wabtec Corp.	24,665	4,944,593
		$12,207,420
Major Banks – 1.5%
JPMorgan Chase & Co.	5,388	$1,699,537
Wells Fargo & Co.	54,045	4,530,052
		$6,229,589
Medical & Health Technology & Services – 1.7%
IQVIA Holdings, Inc. (a)	1,719	$326,507
McKesson Corp.	7,843	6,059,031
Ventas, Inc., REIT	9,445	661,056
		$7,046,594
Medical Equipment – 0.9%
Align Technology, Inc. (a)	4,723	$591,414
Boston Scientific Corp. (a)	10,293	1,004,906
Medtronic PLC	20,679	1,969,468
		$3,565,788
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	6,399	$1,092,629
UGI Corp.	21,143	703,216
		$1,795,845
Network & Telecom – 1.1%
Qualcomm, Inc.	27,090	$4,506,692
Oil Services – 1.2%
TechnipFMC PLC	118,242	$4,664,647
Other Banks & Diversified Financials – 6.7%
American Express Co.	6,609	$2,195,245
Mastercard, Inc., “A”	10,049	5,715,972
Northern Trust Corp.	45,423	6,113,936
Popular, Inc.	33,172	4,213,176
Synchrony Financial	8,840	628,082
Visa, Inc., “A”	23,834	8,136,451
		$27,002,862
Pharmaceuticals – 5.9%
AbbVie, Inc.	34,964	$8,095,565
Eli Lilly & Co.	538	410,494
Johnson & Johnson	47,056	8,725,123
Organon & Co.	28,157	300,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	145,337	$3,703,187
Vertex Pharmaceuticals, Inc. (a)	6,539	2,560,934
		$23,796,020
Railroad & Shipping – 0.4%
CSX Corp.	41,018	$1,456,549
Real Estate – 1.0%
Essential Properties Realty Trust, REIT	10,742	$319,682
Jones Lang LaSalle, Inc. (a)	4,160	1,240,845
W.P. Carey, Inc., REIT	39,698	2,682,394
		$4,242,921
Real Estate - Office – 0.5%
Cousins Properties, Inc., REIT	65,367	$1,891,721
Restaurants – 1.1%
Aramark	116,925	$4,489,920
Specialty Chemicals – 0.7%
RPM International, Inc.	25,131	$2,962,442
Specialty Stores – 6.4%
Amazon.com, Inc. (a)	80,165	$17,601,829
Home Depot, Inc.	4,200	1,701,798
O'Reilly Automotive, Inc. (a)	57,397	6,187,970
Tapestry, Inc.	4,044	457,862
		$25,949,459
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	4,477	$861,017
Tobacco – 1.9%
Altria Group, Inc.	80,982	$5,349,671
Philip Morris International, Inc.	13,304	2,157,909
		$7,507,580
Utilities - Electric Power – 2.6%
Edison International	59,291	$3,277,607
NextEra Energy, Inc.	39,519	2,983,289
PG&E Corp.	280,748	4,233,680
		$10,494,576
Total Common Stocks		$402,463,942
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.19% (v)	2,656,012	$2,656,278

Other Assets, Less Liabilities – (0.1)%		(404,540)
Net Assets – 100.0%		$404,715,680

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,656,278 and
$402,463,942, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$402,463,942	$—	$—	$402,463,942
Investment Companies	2,656,278	—	—	2,656,278
Total	$405,120,220	$—	$—	$405,120,220
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,541,580	$42,345,533	$42,230,594	$(195)	$(46)	$2,656,278

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73,842	$—